FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Reconciliation of changes in liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in liabilities arising from financing activities
Balance at the beginning	€ 87,127	€ 59,130
Cash flow from financing activities (excluding changes from restricted cash)	2,864	3,989
Proceeds from loans	7,572	3,145
Proceeds from Reorganization		14,443
Repayments of loans	(2,296)	(264)
Principal elements of lease payment	(1,513)	(1,543)
Interest paid	(899)	(853)
Transaction with minority shareholder		(10,939)
Changes in the cash flow from financing activities	(27,884)	24,009
Foreign currency effects	(2,916)	32
New leases	461	306
Accrued interest	3,363	22,644
Derecognition XJ share purchase liability	(22,666)	1,028
Loan forgiveness	(5,000)
Balance at the ending	62,106	87,127
Loans
Reconciliation of changes in liabilities arising from financing activities
Balance at the beginning	77,433	48,244
Cash flow from financing activities (excluding changes from restricted cash)	4,962	6,173
Proceeds from loans	7,572	3,145
Proceeds from Reorganization		14,443
Repayments of loans	(2,296)	(264)
Interest paid	(314)	(212)
Transaction with minority shareholder		(10,939)
Changes in the cash flow from financing activities	(28,838)	23,016
Foreign currency effects	(1,172)
Accrued interest		21,988
Derecognition XJ share purchase liability	(22,666)	1,028
Loan forgiveness	(5,000)
Balance at the ending	53,556	77,433
Lease liabilities
Reconciliation of changes in liabilities arising from financing activities
Balance at the beginning	9,694	10,886
Cash flow from financing activities (excluding changes from restricted cash)	(2,098)	(2,184)
Principal elements of lease payment	(1,513)	(1,543)
Interest paid	(585)	(641)
Changes in the cash flow from financing activities	954	993
Foreign currency effects	(94)	32
New leases	461	306
Accrued interest	586	655
Balance at the ending	€ 8,550	€ 9,694